Consolidated Statements Of Equity (USD $) In Thousands	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Business Equity [Member]	Total Lumos Networks Corp. Stockholders' Equity [Member]	Non-Controlling Interests [Member]	Total
Balance, at Dec. 31, 2009						$ 272,681	$ 272,681	$ 273	$ 272,954
Net income (loss) attributable to Lumos Networks Corp.						20,824	20,824		20,824
Equity-based compensation expense						1,529	1,529		1,529
Dividends paid to NTELOS Communications Inc.						(29,240)	(29,240)		(29,240)
Net income attributable to noncontrolling interests								119	119
Balance, at Dec. 31, 2010						265,794	265,794	392	266,186
Allocation of beginning of year business equity in connection with the Business Separation			262,155	3,639		(265,794)
Spin-off from NTELOS Holdings Corp.	212		(138,107)		(14,113)		(152,008)		(152,008)
Spin-off from NTELOS Holdings Corp., shares	21,223
Net income (loss) attributable to Lumos Networks Corp.				(43,930)			(43,930)		(43,930)
Other comprehensive income (loss), net of tax					(2,727)		(2,727)		(2,727)
Equity-based compensation expense			1,694				1,694		1,694
Restricted shares issued, shares issued through the employee stock purchase plan and 401(k) matching contributions and stock options exercised		65	685				685		685
Restricted shares issued, shares issued through the employee stock purchase plan and 401(k) matching contributions and stock options exercised, shares	12
Cash dividends declared				(2,980)			(2,980)		(2,980)
Dividends paid to NTELOS Communications Inc.				(14,145)			(14,145)		(14,145)
Net income attributable to noncontrolling interests								52	52
Balance, at Dec. 31, 2011	212		126,427	(57,416)	(16,840)		52,383	444	52,827
Balance, shares at Dec. 31, 2011	21,235	65							21,235
Spin-off from NTELOS Holdings Corp.			(1,337)				(1,337)		(1,337)
Net income (loss) attributable to Lumos Networks Corp.				16,340			16,340		16,340
Other comprehensive income (loss), net of tax					4,164		4,164		4,164
Equity-based compensation expense			3,065				3,065		3,065
Adjustments to excess tax benefit from stock-based compensation			428				428		428
Restricted shares issued, shares issued through the employee stock purchase plan and 401(k) matching contributions and stock options exercised	4		987				991		991
Restricted shares issued, shares issued through the employee stock purchase plan and 401(k) matching contributions and stock options exercised, shares	375	47
Cash dividends declared				(11,984)			(11,984)		(11,984)
Net income attributable to noncontrolling interests								108	108
Balance, at Dec. 31, 2012	$ 216		$ 129,570	$ (53,060)	$ (12,676)		$ 64,050	$ 552	$ 64,602
Balance, shares at Dec. 31, 2012	21,610	112							21,610